TIME DEPOSIT	12 Months Ended
Dec. 31, 2013
TIME DEPOSIT [Abstract]
TIME DEPOSIT
13	TIME DEPOSIT
The time deposit was denominated in Renminbi, which carried fixed interest rate at 1.13% per annum and will mature before December 31, 2014.